ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Daqo New Energy Corp. (the “Company”) and its wholly owned subsidiaries, Chongqing Daqo New Energy Co., Ltd. (“Chongqing Daqo”), Xinjiang Daqo New Energy Co., Ltd. (“Xinjiang Daqo”), Xinjiang Daqo Investment Co., Ltd. (“Xinjiang Daqo Investment”), Xinjiang Daqo Guodi Silicon Material Technology Co.,Ltd. (“Xinjiang Daqo Guodi”), Xinjiang Daqo Lvchuang Environmental Technology Co.,Ltd. (“Xinjiang Daqo Lvchuang”), Daqo New Energy (Hong Kong) Co., Limited (“Daqo Hong Kong”) are collectively referred to as the Group.

The Company was incorporated on November 22, 2007 in the Cayman Islands. Chongqing Daqo and Xinjiang Daqo were incorporated by the Company on January 14, 2008 and February 22, 2011, respectively, in the Peoples’ Republic of China (“PRC”). Xinjiang Daqo Investment was incorporated by Daqo Group Co, Ltd. (“Daqo Group”), the Company’s ultimate parent company, on March 10, 2011. Xinjiang Daqo Investment was acquired by Xinjiang Daqo in December 2018 and therefore became the Group’s wholly-owned subsidiary.

Prior to September 7, 2018, the Group manufactured and sold polysilicon and wafers through Xinjiang Daqo and Chongqing Daqo. In September 2018, the Group made a strategic decision to discontinue its solar wafer manufacturing operations in its Chongqing business subsidiary. The operational results of the Chongqing wafer business have been excluded from the Groups financial results from continuing operations and have been separately presented under discontinued operations. Retrospective adjustments to the historical statements have also been made to provide a consistent basis of comparison for the financial results and see Note 3 for details.

In August 2015, Xinjiang Daqo issued stock representing 1% equity interest to Xinjiang Daqo Investment for total cash proceeds of $2.5 million, which was based on the fair value of Xinjiang Daqo. Xinjiang Daqo Investment’s equity interests in Xinjiang Daqo was presented as a non-controlling interest in the Group’s consolidated financial statements. On December 20, 2018, Xinjiang Daqo acquired 100% equity interest of Xinjiang Daqo Investment for a total cash consideration of $16.0 million. Following this acquisition, Xinjiang Daqo Investment became a subsidiary of Xinjiang Daqo and has been consolidated into the Group’s financial statements as of December 31, 2018. As a result of the transaction above, the Group also acquired the non-controlling interest.

The Group is in the process of applying for an initial public offering (“IPO”) for its major operational subsidiary, Xinjiang Daqo, on the Shanghai Stock Exchange’s Sci-Tech innovation board Market (“STAR”). In early February 2021, the Stock Listing Committee of the Shanghai Stock Exchange STAR Market reviewed Xinjiang Daqo’s application and preliminarily concluded that Xinjiang Daqo had met the offering, listing and disclosure requirements related to its potential STAR Market IPO. As a next step, Xinjiang Daqo will need to go through the registration process with the China Securities Regulatory Commission before its STAR Market IPO can take place. The proceeds of this potential IPO will be used to fund Phase 4B polysilicon project with a planned annual production capacity of 35,000 MT.

In order to qualify for the STAR market IPO of Xinjiang Daqo, in June 2020 the Group sold 4.4% of equity interest in Xinjiang Daqo’s to four of its directors for the aggregate cash consideration of $28.1 million based on a determined fair value of Xinjiang Daqo supported by a valuation report. The equity interests not held by the Group is presented as a non-controlling interest in the Group’s consolidated financial statements.